Other Borrowed Money (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Other Borrowed Money [Abstract]
Federal Home Loan Bank Advances	$ 40,000,000	$ 35,000,000
Federal Home Loan Bank advances, earliest maturity	2017
Federal Home Loan Bank advances, last maturity	2020
Interest rate on Federal Home Loan Bank Advances, Minimum (in hundredths)	0.49%
Interest rate on Federal Home Loan Bank Advances, Maximum (in hundredths)	4.75%
Book value of loans pledged	90,000,000
Remaining credit availability from FHLB	126,490,000
Aggregate stated maturities of other borrowed money [Abstract]
2017	9,000,000
2018 and Thereafter	31,000,000
Federal Home Loan Bank Advances subject to fixed rate	30,000,000
Federal Home Loan Bank Advances subject to floating rate	10,000,000
Conversion period of interest from floating rate to fixed rate	2 years
Federal funds lines of credit	43,000,000
Federal funds lines of credit outstanding	0
Federal Reserve Bank of Atlanta [Member]
Short-term Debt [Line Items]
Borrowing outstanding	0
Repurchase Agreements [Member]
Short-term Debt [Line Items]
Available repurchase agreement line of credit	$ 50,000,000